Investment Strategy - Invesco India ETF	Feb. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities of large- and mid-capitalization companies based in India that exhibit strong fundamental characteristics for momentum (M), value (V), volatility (V) and profitability (P), utilizing a factor model developed by Bloomberg Intelligence (an affiliate of the Index Provider). The Index Provider aims to select the top 15% of securities in the eligible universe with the strongest momentum, most muted volatility, inexpensive valuations, and highest profitability.
To be eligible for inclusion in the Underlying Index, a security must have a minimum market capitalization of $500 million. In addition, a security must be a member of the Bloomberg India universe of securities, which generally includes securities of companies domiciled in India, as such universe is determined by the Index Provider in connection with the index methodology. Each security in the eligible universe is then measured by momentum, value, volatility, and profitability factors, as follows:
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Momentum – Securities are measured by both six- and 12-month price Momentum, based on the total return over the previous six (and 12) months. A higher value indicates a better Momentum measure.
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Value – Securities are measured by EBITDA to Price and Revenue to Price ratios, using trailing 12-month values for both EBITDA and Revenue. A higher value indicates a better Value measure.
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Volatility – Securities are measured by six-month and 12-month price volatility. A lower value indicates a better Volatility measure.
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Profitability – Securities are measured by both Return on Invested Capital and Return on Equity. A higher value indicates a better Profitability measure.
Securities are then grouped by Bloomberg Industry Classification System (BICS) sector classification. Within each BICS sector, securities are ranked by each MVP factor, with the highest (or lowest, in the case of volatility) value receiving a score of 100. An aggregated “MVP Score” is then calculated for each security by taking the average of each factor score. Securities from each BICS sector with MVP Scores greater than 85 are included in the Underlying Index.
The Underlying Index constituents are equally weighted.
As of December 31, 2025, the Underlying Index was comprised of 33 constituents that ranged in market capitalization from $577 billion to $12.7 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.